Prospectus Supplement dated March 15, 2022
Prospectus Form #/Date
Product Name	National	New York
RiverSource ® Innovations Select Variable Annuity	45304 CH (5/21)/ May 1, 2021	45313 V (4/13) /April 29, 2013
RiverSource ® FlexChoice Select Variable Annuity	45307 CH (5/21)/ May 1, 2021	274320 J (4/13) / April 29, 2013
Evergreen New Solutions Select Variable Annuity	45308 CH (5/21)/ May 1, 2021
Evergreen Pathways Select Variable Annuity	45309 CH (5/21)/ May 1, 2021
RiverSource ® Innovations Classic Select Variable Annuity	45312 CH (5/21)/ May 1, 2021
RiverSource ® Builder Select Variable Annuity	45303 CH (5/21)/ May 1, 2021
RiverSource ® Signature Select Variable Annuity	45300 CH (5/21)/ May 1, 2021
RiverSource ® Signature One Select Variable Annuity	45301 CH (5/21)/ May 1, 2021
Wells Fargo Advantage Select Variable Annuity	45302 CH (5/21)/ May 1, 2021
Wells Fargo Advantage Choice Select Variable Annuity	45305 CH (5/21)/ May 1, 2021
The following information describes changes to certain investment options offered under certain variable annuity contracts (the “Contracts”) listed above. Please retain this supplement with your latest printed prospectus for future reference. Except as modified in this supplement, all other terms and information contained in the prospectus remain in effect and unchanged.
The investment adviser for the BNY Mellon Investment Portfolios, Technology Growth Portfolio (the Fund), BNY Mellon Investment Adviser, Inc., has engaged its affiliate, Newton Investment Management North America, LLC, to serve as the Fund's sub-adviser.

The following information will replace the current Funds’ description in the table in the “Appendix A: The Funds” or “The Variable Account and the Funds” sections of the prospectus:
Investing In	Investment Objective and Policies	Investment Adviser
BNY Mellon Investment Portfolios, Technology Growth Portfolio - Service Shares	Seeks capital appreciation.	BNY Mellon Investment Adviser, Inc., adviser; Newton Investment Management North America, LLC, sub-adviser.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6720-19 A (3/22)
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